Guarantees and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Obligations of insolvent insurance companies	$ 742,000	$ 8,900,000
Premium tax offsets	$ 3,600,000	$ 8,300,000